Cover	May 24, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	May 24, 2022
Entity Registrant Name	QUALTRICS INTERNATIONAL INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39952
Entity Tax Identification Number	47-1754215
Entity Address, Address Line One	333 West River Park Drive
Entity Address, City or Town	Provo
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84604
City Area Code	385
Local Phone Number	203-4999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	XM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001747748
Amendment Flag	true
Amendment Description	Explanatory NoteThis Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of Qualtrics International Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission on May 31, 2022 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2022 Annual Meeting of Stockholders held on May 25, 2022 (the “2022 Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding how frequently it will conduct future stockholder advisory votes to approve the compensation of the Company’s named executive officers (“Say-on-Pay Vote(s)”). No other changes have been made to the Original Form 8-K.